Stockholders' Equity (Details) - shares	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	1,948,236	4,689,588	2,527,458
Class A Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, beginning of period	255,558,026
Treasury Stock, beginning of period	79,454,011
Common Stock, end of period	257,506,184	255,558,026
Treasury Stock, end of period	86,262,971	79,454,011
Class B Convertible Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, beginning of period	28,358,529
Treasury Stock, beginning of period	5,005,800
Common Stock, end of period	28,358,527	28,358,529
Treasury Stock, end of period	5,005,800	5,005,800
Class 1 Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, beginning of period	2,000
Common Stock, end of period	2,080	2,000
Common Stock [Member] | Class A Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, beginning of period	255,558,026	250,839,359	248,264,944
Conversion of shares	2	31,079	46,957
Exercise of stock options	1,948,156	4,687,588	2,527,458
Employee stock purchases	0	0	0
Grant of restricted stock awards	0	0	0
Cancellation of restricted shares		0	0
Common Stock, end of period	257,506,184	255,558,026	250,839,359
Share repurchases	0	0
Common Stock [Member] | Class A Common Stock [Member] | Restricted stock units [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock units	0	0	0
Common Stock [Member] | Class A Common Stock [Member] | Performance share units [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock units	0	0	0
Common Stock [Member] | Class B Convertible Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, beginning of period	28,358,529	28,389,608	28,436,565
Conversion of shares	(2)	(31,079)	(46,957)
Exercise of stock options	0	0	0
Employee stock purchases	0	0	0
Grant of restricted stock awards	0	0	0
Cancellation of restricted shares		0	0
Common Stock, end of period	28,358,527	28,358,529	28,389,608
Share repurchases	0	0
Common Stock [Member] | Class B Convertible Common Stock [Member] | Restricted stock units [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock units	0	0	0
Common Stock [Member] | Class B Convertible Common Stock [Member] | Performance share units [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock units	0	0	0
Common Stock [Member] | Class 1 Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, beginning of period	2,000	0	0
Conversion of shares	0	0	0
Exercise of stock options	80	2,000	0
Employee stock purchases	0	0	0
Grant of restricted stock awards	0	0	0
Cancellation of restricted shares		0	0
Common Stock, end of period	2,080	2,000	0
Share repurchases	0	0
Common Stock [Member] | Class 1 Common Stock [Member] | Restricted stock units [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock units	0	0	0
Common Stock [Member] | Class 1 Common Stock [Member] | Performance share units [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock units	0	0	0
Treasury Stock [Member] | Class A Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury Stock, beginning of period	79,454,011	79,681,859	80,225,575
Conversion of shares	0	0	0
Exercise of stock options	0	0	0
Employee stock purchases	(77,671)	(89,155)	(117,301)
Grant of restricted stock awards	(4,088)	(4,984)	(6,424)
Cancellation of restricted shares		244	8,426
Treasury Stock, end of period	86,262,971	79,454,011	79,681,859
Share repurchases	7,407,051	246,143
Treasury Stock [Member] | Class A Common Stock [Member] | Restricted stock units [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock units	(325,773)	(157,052)	(140,396)
Shares withheld to satisfy tax withholding requirements	241,870	112,851	101,499
Treasury Stock [Member] | Class A Common Stock [Member] | Performance share units [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock units	(190,559)	(223,044)	(288,021)
Shares withheld to satisfy tax withholding requirements	168,811	216,396	248,499
Treasury Stock [Member] | Class B Convertible Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury Stock, beginning of period	5,005,800	5,005,800	5,005,800
Conversion of shares	0	0	0
Exercise of stock options	0	0	0
Employee stock purchases	0	0	0
Grant of restricted stock awards	0	0	0
Cancellation of restricted shares		0	0
Treasury Stock, end of period	5,005,800	5,005,800	5,005,800
Share repurchases	0	0
Treasury Stock [Member] | Class B Convertible Common Stock [Member] | Restricted stock units [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock units	0	0	0
Treasury Stock [Member] | Class B Convertible Common Stock [Member] | Performance share units [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock units	0	0	0